Cover	Nov. 06, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2023
Entity File Number	001-40623
Entity Registrant Name	Twin Vee PowerCats Co.
Entity Central Index Key	0001855509
Entity Tax Identification Number	27-1417610
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3101 S. US-1
Entity Address, City or Town	Ft. Pierce
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34982
City Area Code	(772)
Local Phone Number	429-2525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VEEE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false